UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):     [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Marvin & Palmer Associates, Inc.
Address:          1201 N. Market Street
                  Suite 2300
                  Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Karen T. Buckley
Title:             Senior Vice President
Phone:             (302) 573-3570

Signature, Place, and Date of Signing:

/s/   Karen T. Buckley       Wilmington, Delaware           August 7, 2001


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

      Form 13F File Number         Name

      28-1190                      Frank Russell Co.

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           4

Form 13F Information Table Entry Total:      118

Form 13F Information Table Value Total:      $ 1,403,670
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.    Form 13F File Number       Name

      1        28-7164                  Bear Stearns Asset Management Inc.
      2        28-6134                  Caterpillar Investment Management Ltd.
      3        No File Number           Merrill Lynch Investment Managers Canada
      4        28-551                   U.S. Bancorp



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


                                                      Form 13F INFORMATION TABLE


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          Column 1             Column 2    Column 3   Column 4     Column 5   Column 6       Column 7              Column 8
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        NAME OF ISSUER         TITLE OF     CUSIP      VALUE       SHRS OR    NVESTMENT       OTHER          VOTING AUTHORITY
                                CLASS                 (x$1000)     SH/PUT/    ISCRETION      MANAGERS
                                                                   PRN AMT
                                                                   PRN CALL                               SOLE      SHARED     NONE
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Abbott Labs                      COM        2824100      19,905       414,600        Sole               414,600
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Abbott Labs                      COM        2824100         192         4,000        Sole                                     4,000
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Affil Manager Gp                 COM        8252108         295         4,800        Sole                 4,800
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Alcan Aluminum Ltd               COM       13716105         277         6,600     Defined          1                          6,600
------------------------------------------------------------------------------------------------------------------------------------
Alcan Aluminum Ltd               COM       13716105         139         3,300     Defined          2      3,300
------------------------------------------------------------------------------------------------------------------------------------
Alcan Aluminum Ltd               COM       13716105       4,009        95,400     Defined          4     95,400
------------------------------------------------------------------------------------------------------------------------------------
Alcan Aluminum Ltd               COM       13716105      28,221       671,600        Sole               671,600
------------------------------------------------------------------------------------------------------------------------------------
Alcan Aluminum Ltd               COM       13716105         563        13,400        Sole                                    13,400
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Companhia De Bebidas ADR         ADR      20441W203       8,922       385,400        Sole               385,400
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America Movil SA ADR             ADR      02364W105       2,393       114,700     Defined          4    114,700
------------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR             ADR      02364W105      34,671     1,662,100        Sole             1,662,100
------------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner                  COM      00184A105      57,659     1,087,900        Sole             1,087,900
------------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner                  COM      00184A105         763        14,400        Sole                                    14,400
------------------------------------------------------------------------------------------------------------------------------------
Apollo Group                     COM       37604105         796        18,750        Sole                18,750
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Applied Materials                COM       38222105      10,321       210,200        Sole               210,200
------------------------------------------------------------------------------------------------------------------------------------
Applied Materials                COM       38222105         152         3,100        Sole                                     3,100
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Aracruz Celulose                 ADR       38496204       1,302        69,600     Defined          4     69,600
------------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose                 COM       38496204      14,257       762,400        Sole               762,400
------------------------------------------------------------------------------------------------------------------------------------
ASML Holding - ADR               ADR      N07059111       1,368        61,500        Sole                61,500
------------------------------------------------------------------------------------------------------------------------------------
Baxter International Inc         COM       71813109      40,793       832,500        Sole               832,500
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Baxter International Inc         COM       71813109         377         7,700        Sole                                     7,700
------------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond Inc            COM       75896100      15,619       500,600        Sole               500,600
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Bed Bath & Beyond Inc            COM       75896100         218         7,000        Sole                                     7,000
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Citigroup                        COM      172967101      44,234       837,135        Sole               837,135
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Citigroup                        COM      172967101         431         8,166        Sole                                     8,166
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Coca-Cola Fems ADR               ADR      191241108       1,359        55,000     Defined          4     55,000
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Coca-Cola Fems ADR               ADR      191241108      20,946       848,000        Sole               848,000
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

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Comcast Class A Special          COM      200300200      28,783       663,200        Sole               663,200
------------------------------------------------------------------------------------------------------------------------------------
Comcast Class A Special          COM      200300200         369         8,500        Sole                                     8,500
------------------------------------------------------------------------------------------------------------------------------------
Concord EFS Inc                  COM      206197105         624        12,000        Sole                12,000
------------------------------------------------------------------------------------------------------------------------------------
Ebay Inc                         COM      278642103       6,548        95,600        Sole                95,600
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Ebay Inc                         COM      278642103         116         1,700        Sole                                     1,700
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Elan PLC ADR                     ADR      284131208       2,489        40,800     Defined          1                         40,800
------------------------------------------------------------------------------------------------------------------------------------
Elan PLC ADR                     ADR      284131208         720        11,800     Defined          2     11,800
------------------------------------------------------------------------------------------------------------------------------------
Elan PLC ADR                     ADR      284131208      16,281       266,900     Defined          4    266,900
------------------------------------------------------------------------------------------------------------------------------------
Elan PLC ADR                     ADR      284131208     161,071     2,640,500        Sole             2,640,500
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Elan PLC ADR                     ADR      284131208       3,141        51,500        Sole                                    51,500
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Electronics Arts                 COM      285512109      10,856       187,500        Sole               187,500
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Electronics Arts                 COM      285512109         162         2,800        Sole                                     2,800
------------------------------------------------------------------------------------------------------------------------------------
Embraer - Empresa Brasiliera     ADR      29081M102       1,160        29,700     Defined          4     29,700
Adr
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Embraer - Empresa Brasiliera     ADR      29081M102      12,555       321,500        Sole               321,500
Adr
------------------------------------------------------------------------------------------------------------------------------------
Express Scripts Inc.-CL A        COM      302182100         660        12,000        Sole                12,000
------------------------------------------------------------------------------------------------------------------------------------
Federal Nat'l Mortgage Assoc     COM      313586109      12,040       141,400        Sole               141,400
------------------------------------------------------------------------------------------------------------------------------------
Federal Nat'l Mortgage Assoc     COM      313586109         196         2,300        Sole                                     2,300
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp                  COM      319963104      21,556       335,500        Sole               335,500
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First Data Corp                  COM      319963104         212         3,300        Sole                                     3,300
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Fomento Economico Mex-SP ADR     ADR      344419106         317         7,400     Defined          1                          7,400
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR     ADR      344419106          90         2,100     Defined          2      2,100
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR     ADR      344419106       2,337        54,600     Defined          4     54,600
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR     ADR      344419106      42,866     1,001,300        Sole             1,001,300
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR     ADR      344419106         347         8,100        Sole                                     8,100
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GlaxoSmithKline ADR              ADR      37733W105         742        13,200        Sole                13,200
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Goldman Sachs Group Inc          COM      38141G104      19,949       232,500        Sole               232,500
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Goldman Sachs Group Inc          COM      38141G104         343         4,000        Sole                                     4,000
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Grupo Financiero Galicia-ADR     ADR      399909100         564        38,300     Defined          4     38,300
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Grupo Financiero Galicia-ADR     ADR      399909100       7,111       483,100        Sole               483,100
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Halliburton Co                   COM      406216101      20,253       568,900        Sole               568,900
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Halliburton Co                   COM      406216101         288         8,100        Sole                                     8,100
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Home Depot Inc                   COM      437076102      32,720       702,900        Sole               702,900
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Home Depot Inc                   COM      437076102         303         6,500        Sole                                     6,500
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International Business Machine   COM      459200101      39,335       348,100        Sole               348,100
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International Business Machine   COM      459200101         486         4,300        Sole                                     4,300
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

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Jones Apparel Group              COM      480074103       9,556       221,200        Sole               221,200
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Jones Apparel Group              COM      480074103         143         3,300        Sole                                     3,300
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KLA-Tencor Corp.                 COM      482480100      11,565       197,800        Sole               197,800
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KLA-Tencor Corp.                 COM      482480100         175         3,000        Sole                                     3,000
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Legg Mason Inc                   COM      524901105      22,069       443,500        Sole               443,500
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Legg Mason Inc                   COM      524901105         219         4,400        Sole                                     4,400
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Lehman Brothers Holdings Inc     COM      524908100      42,708       549,300        Sole               549,300
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Lehman Brothers Holdings Inc     COM      524908100         498         6,400        Sole                                     6,400
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Longview Fibre Company           COM      543213102       1,312       106,500        Sole               106,500
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Lowes Companies                  COM      548661107      38,343       528,500        Sole               528,500
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Lowes Companies                  COM      548661107         428         5,900        Sole                                     5,900
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Merrill Lynch & Co.,  Inc.       COM      590188108      37,523       633,300        Sole               633,300
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Merrill Lynch & Co.,  Inc.       COM      590188108         356         6,000        Sole                                     6,000
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MGIC Investment Corporation      COM      552848103      32,506       447,500        Sole               447,500
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MGIC Investment Corporation      COM      552848103         341         4,700        Sole                                     4,700
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Microsoft Corp                   COM      594918104      66,123       905,800        Sole               905,800
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Microsoft Corp                   COM      594918104         803        11,000        Sole                                    11,000
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Minnesota Min'g/Mfg              COM      604059105      42,114       369,100        Sole               369,100
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Minnesota Min'g/Mfg              COM      604059105         582         5,100        Sole                                     5,100
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Mobile Telesystems ADR           ADR      607409109         677        24,700     Defined          4     24,700
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Mobile Telesystems ADR           ADR      607409109      15,508       566,000        Sole               566,000
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Panamerican Beverages            COM      P74823108         842        41,500     Defined          4     41,500
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Panamerican Beverages            COM      P74823108       9,306       458,400        Sole               458,400
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People Soft                      COM      712713106      19,397       394,000        Sole               394,000
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People Soft                      COM      712713106         226         4,600        Sole                                     4,600
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Petroleo Brasileiro ADR          ADR      71654V408       3,718       143,000        Sole               143,000
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Pfizer Inc                       COM      717081103      29,825       744,700        Sole               744,700
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Pfizer Inc                       COM      717081103         280         7,000        Sole                                     7,000
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Pohang Iron & Steel ADR          ADR      730450103       5,739       291,000        Sole               291,000
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Qiagen N.V.                      COM      N72482107       2,046        92,800        Sole                92,800
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Staples Inc.                     COM      855030102       9,442       590,500        Sole               590,500
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Staples Inc.                     COM      855030102         136         8,500        Sole                                     8,500
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Stryker Corporation              COM      863667101      12,275       223,800        Sole               223,800
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Stryker Corporation              COM      863667101         247         4,500        Sole                                     4,500
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Taiwan Semi Man - ADR            ADR      874039100         153        10,100     Defined          4     10,100
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

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Taiwan Semi Man - ADR            ADR      874039100       6,398       421,180        Sole               421,180
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Target                           COM      87612E106         339         9,800        Sole                                     9,800
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Target                           COM      87612E106      22,296       644,400        Sole               644,400
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Telefonos de Mexico  ADR         ADR      879403780         986        28,100     Defined          1                         28,100
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Telefonos de Mexico  ADR         ADR      879403780         288         8,200     Defined          2      8,200
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Telefonos de Mexico  ADR         ADR      879403780       9,829       280,100     Defined          4    280,100
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Telefonos de Mexico  ADR         ADR      879403780      83,146     2,369,500        Sole             2,369,500
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Telefonos de Mexico  ADR         ADR      879403780       1,140        32,500        Sole                                    32,500
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Teva Pharmaceutical-SP ADR       ADR      881624209       1,084        17,400     Defined          4     17,400
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Teva Pharmaceutical-SP ADR       ADR      881624209      16,995       272,800        Sole               272,800
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United Technologies Corp         COM      913017109      25,802       352,200        Sole               352,200
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United Technologies Corp         COM      913017109         315         4,300        Sole                                     4,300
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Univision Communications         COM      914906102       9,651       225,600        Sole               225,600
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Univision Communications         COM      914906102         120         2,800        Sole                                     2,800
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USA Networks                     COM      902984103      28,062     1,002,200        Sole             1,002,200
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USA Networks                     COM      902984103         333        11,900        Sole                                    11,900
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Wal Mart Stores Inc              COM      931142103      11,527       236,200        Sole               236,200
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Wal Mart Stores Inc              COM      931142103         156         3,200        Sole                                     3,200
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Watson Pharmaceuticals Inc       COM      942683103         290         4,700        Sole                 4,700
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Wells Fargo Company              COM      949746101       9,825       211,600        Sole               211,600
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Wells Fargo Company              COM      949746101         135         2,900        Sole                                     2,900
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